Time Charters Acquired (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Amortization of above-market acquired time charter contract to revenues
2017	$ 7,247
2018	5,267
Total	$ 12,514	$ 19,782